UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2017

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds 22.9%

American Depository Receipts - 0.8%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000	271,155
Total American Depository Receipts:		271,155

Communications - 5.9%
Viacom, Inc., 4.625%, due May 15, 2018	2,000,000	2,062,000
Total Communications:		2,062,000

Consumer Staples - 1.8%
Kraft Foods, Inc., 6.500%, due August 11, 2017	250,000	254,183
Yum! Brands, Inc., 5.300%, due September 15, 2019	355,000	374,525
Total Consumer Staples:		628,708

Energy - 8.8%
Hess Corp., 8.125%, due February 15, 2019	199,000	218,170
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	475,691
Transocean, Inc., 7.375%, due April 15, 2018	1,350,000	1,393,875
XTO Energy, Inc., 6.250%, August 1, 2017	1,000,000	1,015,920
Total Energy:		3,103,655

Financials 0.6%
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	219,180
Total Financials:		219,180

Industrials - 1.6%
International Paper, 9.375%, due May 15, 2019	500,000	574,380
Total Industrials:		574,380

Information Technology 1.1%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	107,625
Oracle Corp., 5.000%, due July 08, 2019	250,000	268,073
Total Information Technology:		375,698

Transportation 1.6%
FedEx Corp., 8.000%, due January 15, 2019	500,000	551,145
Total Transportation:		551,145

Utilities 0.8%
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	272,680
Total Utilities:		272,680

Total - US Corporate Bonds (Cost $7,771,117)		$8,058,600

U.S. Common Stock 68.8%

American Depository Receipts 1.9%

Atlantic Power Corp.	2,700	7,155
Eaton Corp, PLC	1,400	103,810
Enbridge, Inc.	5,215	218,196
Invesco, Ltd.	3,300	101,079
Penn West Petroleum, Ltd.	3,400	5,780
Royal Dutch Shell	2,800	156,324
Sanofi-Aventis	600	27,150
Seadrill, Ltd.	1,200	1,980
Silver Wheaton Corp.	700	14,588
Unilever	800	39,472
Total American Depository Receipts:		675,534

Consumer Staples 3.5%
Coca Cola Company	11,600	492,304
Kraft Heinz Company, The	4,900	444,969
Mondelez International, Inc.	1,500	64,620
Proctor & Gamble Co.	2,400	215,640
Total Consumer Staples:		1,217,533

Energy 2.9%
Chevron Corp.	3,600	386,532
Diamond Offshore Drilling, Inc.	1,515	25,316
Exxon Mobil Corp.	2,400	196,824
Hollyfrontier Corp.	3,400	96,356
Kinder Morgan, Inc.	14,119	306,947
Total Energy:		1,011,975

Financials 14.3%
AvalonBay Communities, Inc.	1,200	220,320
Care Capital Properties, Inc.	900	24,183
Digital Realty Trust, Inc.	1,500	159,585
EPR Properties	1,900	139,897
HCP, Inc.	4,600	143,888
Healthcare Realty Trust, Inc.	2,300	74,750
Highwoods Properties, Inc.	1,300	63,869
Hospitality Properties Trust	13,400	422,502
Liberty Properties Trust	8,740	336,927
LTC Properties, Inc.	4,830	231,357
Mack Cali Rlty Corp.	5,600	150,864
National Retail Properties, Inc.	1,470	64,121
Omega Healthcare Investors, Inc.	5,831	192,365
Quality Care Properties Inc.	920	17,351
Realty Income Corp.	10,530	626,851
Redwood Trust, Inc.	2,600	43,186
RMR Group, Inc., The	274	13,563
Sabra Healthcare REIT, Inc.	1,960	54,743
Senior Housing Properties Trust	10,400	210,600
Stag Industrial, Inc.	7,130	178,393
Sun Communities, Inc.	3,180	255,449
Ventas, Inc.	7,200	468,288
Washington REIT	6,600	206,448
Wells Fargo & Co.	3,840	213,734
Welltower, Inc	7,310	517,694
Total Financials:		5,030,929

Healthcare 2.3%
Bristol-Myers Squibb	3,300	179,464
Merck & Co., Inc.	3,125	198,563
Pfizer, Inc.	12,500	427,625
Total Healthcare:		805,642

Industrials 2.4%
Boeing Co.	1,220	215,769
Caterpillar Inc.	2,140	198,506
General Electric Co.	13,430	400,214
Pitney Bowes, Inc.	3,000	39,330
Total Industrials:		853,820

Information Technology 2.9%
Cisco Systems, Inc.	12,810	432,978
International Business Machines Corp.	1,150	200,261
Paychex, Inc.	6,600	388,740
Total Information Technology:		1,021,979

Master Limited Partnerships 9.2%
Amerigas Partners LP	7,230	340,461
Boardwalk Pipeline Partners LP	10,218	187,092
Breitburn Energy Partners LP	4,700	358
Buckeye Partners LP	6,472	443,720
CVR Partners LP	4,760	22,134
Enbridge Energy Partners LP	3,700	70,300
Energy Transfer Partners LP	8,312	303,554
Enterprise Products Partners LP	11,200	309,232
KKR and Co. LP	2,370	43,205
Magellan Midstream Partners LP	6,200	476,842
MPLX LP	2,180	78,654
Nustar Energy LP	4,100	213,118
Plains All American Pipeline LP	3,914	123,722
Spectra Energy Partners LP	4,466	194,986
Suburban Propane Partners LP	3,200	86,272
TC Pipelines LP	2,300	137,218
Terra Nitrogen Company LP	225	22,104
Williams Partners LP	4,541	185,409
Total Master Limited Partnerships:		3,238,380

Mutual Funds 1.1%
Blackrock Global Floating Rate Income Fund	3,179	45,428
John Hancock Preferred Income Fund	3,284	69,785
iShares Investment Grade Corp. Bonds	640	75,462
iShares US Preferred ETF	2,516	97,369
SPDR Barclays High Yield Bond ETF	2,600	96,018
Total Mutual Funds:		384,063

Telecommunication Services 8.5%
AT & T, Inc.	29,570	1,228,634
Centurylink, Inc.	6,900	162,633
Consolidated Communications	9,600	224,832
Frontier Communications Corp.	192	411
Verizon Communications	28,300	1,379,625
Total Telecommunication Services:		2,996,134

Utilities 19.7%
Aliant Energy Corp.	9,900	392,139
American Electric Power, Inc.	6,740	452,456
Atmos Energy Corp.	1,500	118,485
Avista Corp.	2,000	78,100
Centerpoint Energy, Inc.	16,200	446,634
Consolidated Edison	4,300	333,938
Dominion Res, Inc.	8,300	643,831
Duke Energy Corp.	9,095	745,881
Entergy Corp.	2,870	218,005
Eversource Energy	10,481	616,073
Exelon Corp.	1,400	50,372
Firstenergy Corp.	1,255	39,934
NextEra Energy	2,500	320,925
PPL Corp.	10,445	390,539
Public Service Enterprise Group, Inc.	12,000	532,200
Scana Corp.	700	45,745
Southern Company	12,530	623,743
WEC Energy Group, Inc.	7,600	460,788
Xcel Energy, Inc.	9,540	424,053
Total Utilities:		6,933,842

Total US Common Stock (Cost $22,983,375)		24,169,829

Cash Equivalents 8.2%
Total Cash Equivalents (Cost $2,890,329)		$2,890,329
TOTAL INVESTMENT IN SECURITIES (Cost $33,812,168)		$35,118,758

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		8,058,600		8,058,600
US Common Stock	24,169,829			24,169,829
Cash Equivalents	2,890,329			2,890,329
TOTALS				$35,118,758

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: April 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: April 25, 2017